Debt, Net - Schedule of maturities of long-term debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 2,327	$ 17,338
2023	2,329	24,879
2024	1,154	24,864
2025	22	106,034
Total	154,320	173,115
Less, original issue discount, net of amortization ($7.0 million)	(12,168)	(10,024)	$ (14,700)
Less, debt issuance costs, net of amortization ($2.1 million)	(2,449)	(2,787)
Total debt, net	139,703	160,304	$ 147,800
Original issue discount, accumulated amortization	8,200	7,000
Debt issuance costs, accumulated amortization	$ 2,500	$ 2,100